Inventories, Net (Details) - Schedule of Movement of Reserve for Inventories - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Movement of Reserve for Inventories [Abstract]
Beginning balance	$ 196,151	$ 116,102
Current period addition	14,508	176,938
Charge off	(54,219)	(8,921)
Foreign currency translation adjustment	6,396	(87,968)
Ending balance	$ 162,836	$ 196,151